Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Borrowings

	Effective interest rate			December 31, 2020	December 31, 2019
		Currency	Maturity	Amount, incl. accrued interest	Amount, incl. accrued interest
Convertible loan	n/a	RUB	n/a	—	3,594
Bank loans	15.0%	RUB	March 2021	6,639	246
Equipment financing	9.8%	RUB	2021-2030	2,809	267
Bank overdrafts	n/a	RUB	n/a	—	9

Total				9,448	4,116

Current				7,125	3,950
Non-current				2,323	166